Pension and Postretirement Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Pension and Postretirement Expense

8. Pension and Postretirement Expense

Following are the components of net pension and postretirement expense (benefit) recognized by the Company for the three months ended March 31, 2013 and 2012:

	Pension Benefits				Non-Pension Postretirement Benefits
	Three Months Ended March 31,				Three Months Ended March 31,
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Service cost	$1	$4	$1	$2	$—	$—	$—	$—
Interest cost on projected benefit obligation	3	4	3	4	—	—	—	—
Expected return on assets	(4)	(2)	(4)	(3)	—	—	—	—
Amortization of prior service cost (benefit)	—	—	2	—	—	—	(2)	—
Amortization of actuarial loss	2	2	—	—	—	—	—	—

Net expense (benefit)	$2	$8	$2	$3	$—	$—	$(2)	$—

12. Pension and Postretirement Expense

The Company sponsors defined benefit pension plans covering most U.S. associates and certain non-U.S. associates primarily in Canada, Netherlands, Germany, France and Belgium. Benefits under these plans are generally based on eligible compensation and / or years of credited service. Retirement benefits in other foreign locations are primarily structured as defined contribution plans. During 2009 the Company implemented a change in its U.S. retirement benefits to shift to a defined contribution platform and completed this transition as of January 1, 2011. Benefits under the defined benefit U.S. pension plan were frozen and the Company added an annual Company contribution to the U.S. defined contribution plan for eligible participants.

The Company also provides non-pension postretirement benefit plans to certain U.S. associates, to Canadian associates and to certain associates in the Netherlands. The U.S. benefit primarily consists of a life insurance benefit for a grandfathered group of retirees, for which the premiums are paid by the Company. In addition, some US retirees are eligible to participate in the medical plans offered to active associates; however, the retirees’ cost for this coverage depends on the maximum plan benefit and the retiree premium, which is equal to 175% of the active associate premium. The Canadian plans provide retirees and their dependents with medical and life insurance benefits, which are supplemental benefits to the respective provincial healthcare plan in Canada. The Netherlands’ plan provides a lump sum payment at retirement for grandfathered associates.

The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$286	$318	$278	$308	$14	$6	$13	$6
Service cost	3	8	2	8	—	1	—	—
Interest cost	12	17	14	17	1	—	1	—
Actuarial losses	25	143	14	3	—	2	1	—
Foreign currency exchange rate changes	—	6	—	(11)	—	—	—	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Plan amendments	2	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—

Benefit obligation at end of year	309	484	286	318	15	9	14	6
Change in Plan Assets
Fair value of plan assets at beginning of year	200	231	207	201	—	—	—	—
Actual return on plan assets	25	36	—	25	—	—	—	—
Foreign currency exchange rate changes	—	5	—	(9)	—	—	—	—
Employer contributions	19	14	15	21	—	1	1	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Employee contributions	—	1	—	1	—	—	—	—

Fair value of plan assets at end of year	225	278	200	231	—	1	—	—

Funded status of the plan at end of year	$(84)	$(206)	$(86)	$(87)	$(15)	$(8)	$(14)	$(6)

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$—	$—	$35	$—	$—	$—	$—
Other current liabilities	—	(3)	—	(4)	(1)	—	(1)	—
Long-term pension and post employment benefit obligations	(84)	(203)	(86)	(118)	(14)	(8)	(13)	(6)
Accumulated other comprehensive loss (income)	164	103	157	8	(9)	1	(13)	(1)

Net amounts recognized	$80	$(103)	$71	$(79)	$(24)	$(7)	$(27)	$(7)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$167	$119	$157	$1	$(4)	$1	$(4)	$(1)
Net prior service cost (benefit)	2	4	—	5	(2)	—	(9)	—
Deferred income taxes	(5)	(20)	—	2	(3)	—	—	—

Net amounts recognized	$164	$103	$157	$8	$(9)	$1	$(13)	$(1)
Accumulated benefit obligation	$309	$459	$286	$300
Accumulated benefit obligation for funded plans	307	304	284	190
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$309	$485	$284	$128
Aggregate accumulated benefit obligation	309	459	284	122
Aggregate fair value of plan assets	225	278	200	8
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$309	$485	$286	$135
Aggregate fair value of plan assets	225	278	200	14

For U.S. pension plans, the net accumulated unrecognized losses increased by approximately $7 due to additional unrecognized actuarial losses of $12, net of tax, as a result of the decrease in the discount rate at December 31, 2012 and $2 relating to a U.S. plan amendment to establish a minimum interest crediting rate of 300 basis points for the cash balance benefits under the Plan. These increases were partially offset by favorable asset experience and amortization of actuarial losses of $7. The net accumulated unrecognized actuarial losses relating to the Non-U.S. pension plans were increased by $95, net of tax, due to additional unrecognized actuarial losses of $96 as a result of the decrease in the discount rate at December 31, 2012 and unfavorable asset experience, but was partially offset by the amortization of prior service cost of $1.

The foreign currency impact reflected in these rollforward tables are primarily for changes in the euro versus the U.S. dollar.

The Pension Protection Act of 2006 (the “2006 PPA”) provides for minimum funding levels on U.S. plans, and plans not meeting the minimum funding requirement may be subject to certain restrictions. During 2012, 2011 and 2010, the Company’s U.S. qualified pension plan was under the minimum funding level as measured under the 2006 PPA, resulting in restrictions on lump sum payments to 50%.

Following are the components of net pension and postretirement expense recognized for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$3	$2	$3	$8	$8	$8
Interest cost on projected benefit obligation	12	14	15	17	17	15
Expected return on assets	(16)	(17)	(16)	(13)	(12)	(11)
Amortization of prior service cost	—	—	—	1	1	—
Recognized actuarial loss	8	7	8	—	—	1

Net expense	$7	$6	$10	$13	$14	$13

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$—	$1	$—	$—
Interest cost on projected benefit obligation	1	1	1	—	—	—
Amortization of prior service benefit	(8)	(10)	(11)	—	—	—
Recognized actuarial gain	—	(1)	—	(1)	—	—

Net benefit	$(7)	$(10)	$(10)	$—	$—	$—

The following amounts were recognized in “Other comprehensive loss” during the year ended December 31, 2012:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$17	$118	$—	$1	$17	$119
Prior service cost from plan amendments	2	—	—	—	2	—
Amortization of prior service (cost) benefit	—	(1)	7	—	7	(1)
Amortization of net (losses) gains	(7)	—	—	1	(7)	1

Loss recognized in other comprehensive loss	12	117	7	2	19	119
Deferred income taxes	(5)	(22)	(3)	—	(8)	(22)

Loss recognized in other comprehensive loss, net of tax	$7	$95	$4	$2	$11	$97

The amounts in “Accumulated other comprehensive (loss) income” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service cost (benefit)	$—	$2	$(1)	$—	$(1)	$2
Net actuarial loss (gain)	10	10	(1)	—	9	10

Determination of Actuarial Assumptions

The Company’s actuarial assumptions are determined based on the demographics of the population, target asset allocations for funded plans, regional economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets. For our European plans, these assumptions are set by country, as the plans within these countries have similar demographics, and are impacted by the same regional economic trends and statutory requirements.

The discount rates selected reflect the rate at which pension obligations could be effectively settled. The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds or the local equivalent with maturities consistent with the Company’s anticipated cash flow projections.

The expected rates of future compensation level increases are based on salary and wage trends in the chemical and other similar industries, as well as the Company’s specific long-term compensation targets by country. Input is obtained from the Company’s internal Human Resources group and from outside actuaries. These rates include components for wage rate inflation and merit increases.

The expected long-term rates of return on plan assets are determined based on the plans’ current and projected asset mix. To determine the expected overall long-term rate of return on assets, the Company takes into account the rates on long-term debt investments held within the portfolio, as well as expected trends in the equity markets, for plans including equity securities. Peer data and historical returns are reviewed and the Company consults with its actuaries, as well as investment professionals, to confirm that the Company’s assumptions are reasonable.

The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.5%	3.5%	4.4%	5.6%	3.3%	4.3%	4.2%	5.4%
Rate of increase in future compensation levels	—	3.0%	—	3.3%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.5%	6.7%	7.7%	7.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2030	2030	2029	2030

The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.4%	5.1%	5.7%	5.6%	5.5%	5.5%
Rate of increase in future compensation levels	—	—	4.0%	3.3%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.0%	5.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	4.9%	5.4%	5.4%	5.6%	6.3%

A one-percentage-point change in the assumed health care cost trend rates would change the projected benefit obligation for international non-pension postretirement benefits by $1 and service cost and interest cost by a negligible amount. The impact on U.S. plans is negligible.

Pension Investment Policies and Strategies

The Company’s investment strategy for the assets of its North American defined benefit pension plans is to maximize the long-term return on plan assets using a mix of equities and fixed income investments with a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and expected timing of future cash flow requirements. The investment portfolio contains a diversified blend of equity and fixed-income investments. For U.S. plans, equity investments are also diversified across U.S. and international stocks, as well as growth, value and small and large capitalization investments, while the Company’s Canadian plan includes a blend of Canadian securities with U.S. and other foreign investments. Investment risk and performance is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The Company periodically reviews its target allocation of North American plan assets among the various asset classes. The targeted allocations are based on anticipated asset performance, discussions with investment professionals and on the projected timing of future benefit payments. In 2012 the U.S. Asset Investment Policy was updated to reflect an update in the Company’s investment strategy to invest in long-term debt securities that more closely match the projected future cash flows of the Plan.

The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target 2013
	2012	2011
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	39%	54%	40%
Debt securities	60%	45%	50%
Cash, short-term investments and other	1%	1%	10%

Total	100%	100%	100%

Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	19%	9%	21%
Debt securities	81%	91%	79%

Total	100%	100%	100%

Fair Value of Plan Assets

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.

•

Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
Large cap equity funds (a)	$—	$56	$—	$56	$—	$75	$—	$75
Small/mid cap equity funds (a)	—	17	—	17	—	17	—	17
Other international equity (a)	—	39	—	39	—	17	—	17
Debt securities/fixed income (b)	—	111	—	111	—	89	—	89
Cash, money market and other (c)	—	2	—	2	—	2	—	2

Total	$—	$225	$—	$225	$—	$200	$—	$200

The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
U.S. equity (a)	$—	$—	$—	$—	$—	$15	$—	$15
Other international equity (a)	—	51	—	51	—	4	—	4
Debt securities/fixed income (a)	—	211	—	211	—	136	—	136
Liability driven investments (b)(d)	—	—	—	—	—	62	—	62
Balanced pooled funds (a)(e)	—	11	—	11	—	8	—	8
Pooled insurance products with fixed income guarantee (a)	—	5	—	5	—	6	—	6

Total	$—	$278	$—	$278	$—	$231	$—	$231

(a)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
(b)	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
(c)	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.
(d)

Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.

(e)	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Projections of Plan Contributions and Benefit Payments

The Company expects to make contributions totaling $22 to its defined benefit pension plans in 2013.

Estimated future plan benefit payments as of December 31, 2012 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2013	$21	$9	$1	$—
2014	21	10	1	—
2015	20	11	1	—
2016	19	12	1	—
2017	29	12	1	—
2018-2022	84	83	5	2

The Company has a U.S. defined benefit pension plan that was converted to a cash balance plan prior to 2006. Under the 2006 Pension Protection Act, cash balance plans are generally not considered to be discriminatory if certain requirements are met; however, plans converted prior to the effective date of the 2006 Pension Protection Act, such as the Company’s, are not grandfathered under the Act. During 2010, the Company received a letter of determination that the plan as converted is a qualified plan.

Defined Contribution Plans

The Company sponsors a number of defined contribution plans for its associates, primarily in the U.S., Canada, Europe and in the Asia-Pacific region. Full-time associates are generally eligible to participate immediately and may make pre-tax and after-tax contributions subject to plan and statutory limitations. For certain plans, the Company has the option to make contributions above the match provided in the plan based on financial performance.

As previously discussed, U.S retirement income benefits are provided under the Company’s defined contribution plan (the “401(k) Plan”). This plan allows eligible associates to make pre-tax contributions from 1% to 15% of eligible earnings for highly compensated associates and 25% for all other associates up to the federal limits for qualified plans. Those associates are also eligible to receive matching contributions from the Company at 100% on contributions of up to 5% of eligible earnings. In addition, the Company makes an annual retirement contribution ranging from 2% to 7% of eligible compensation depending on years of benefit service and collective bargaining agreements, to eligible associates actively employed on the last day of the year. An additional contribution may be made if the Company achieves specified annual financial goals established at the beginning of each plan year.

The Company incurred expense for contributions under its defined contribution plans of $16, $14 and $14 during the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualified and Other Retirement Benefit Plans

The Company provides key executives in some locations with non-qualified benefit plans that provide participants with an opportunity to elect to defer compensation or to otherwise provide supplemental retirement benefits in cases where executives cannot fully participate in the defined benefit or defined contribution plans because of plan or local statutory limitations. Most of the Company’s supplemental benefit plans are unfunded and benefits are paid from the general assets of the Company. The liabilities related to defined benefit supplemental benefits are included in the previously discussed defined benefit pension disclosures.

The Company froze benefits under its U.S. non-qualified executive supplemental plans in 2009. Prior to the plan freeze, participant deferrals were matched by the Company based on years of service. In December of 2011, the Company adopted a non-qualified defined contribution plan (the “SERP”) that provides an annual employer credits to eligible U.S. associates of 5% of eligible compensation above the IRS limit for qualified plans. The Company can also make discretionary credits under the SERP; however, no participant contributions are permitted. The account credits are made annually to an unfunded phantom account, in the same timeframe as the ARC contribution is made to the qualified defined contribution plan.

The Company’s liability these non-qualified benefit plans was $7 and $8 at December 31, 2012 and 2011, respectively, and is included in “Other long-term liabilities” in the Consolidated Balance Sheets.

The Company’s German subsidiaries offer a government subsidized early retirement program to eligible associates called Altersteilzeit or ATZ Plans. The German government provides a subsidy in certain cases where the participant is replaced with a qualifying candidate. The Company had liabilities for these arrangements of $7 and $8 at December 31, 2012 and 2011, respectively. The Company incurred expense for these plans of $1, $3 and $4 during the years ended December 31, 2012, 2011 and 2010, respectively.

Also included in the Consolidated Balance Sheets at December 31, 2012 and 2011 are other post-employment benefit obligations relating to long-term disability and for liabilities relating to European jubilee benefit plans of $7 and $8, respectively.